Financial derivatives at fair value flow maturities- Narrative (Details) £ in Millions, zł in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2008	Dec. 31, 2032 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 PLN (zł)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 EUR (€)
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	€ 6,438,000,000								€ 4,990,000
Interest hedges on project debt modify their fair value recorded in reserves	16,000,000
Interest ratehedges on project debt movement in settlements and accruals impact on the financial result	(1,190,000)
Interest rate hedges on the movement of project debt in settlements and accumulations	(460,000)
Annual inflation rate related to the index linked swap arranged by autema toll road		2.50%
Index linked swap arranged by autema toll road impact on reserves	12,000,000
Index linked swap arranged by autema toll road impact on results	6,000,000
Interest rate derivatives [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	1,272,000,000
Cross currency swaps [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	1,712,000,000				$ 260
Derivative financial liabilities			€ 139,000,000
Interest rate component of the derivatives treated as a hedging cost	64,000,000
Impact of the hedging of the investment recognized as currency translation differences	(109,000,000)
Cross currency swaps changes in their fair value impact on reserves	(1,000,000)
Cross currency swaps [Member] | Corporate cross currency swaps [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount				€ 250,000,000
Changes in the fair value of foreign exchange swaps	7,000,000
Cross currency swaps changes in their fair value impact on cash	(7,000,000)
Cross currency swaps [Member] | Designed to protect against the volatility of future cash flows in foreign currencies [Member] | Poland, Zlotych
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount | zł						zł 142
Cross currency swaps [Member] | At fair value [member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount									(13,000,000)
Derivative financial liabilities	40,000,000
Impact of the hedging of the investment recognized as currency translation differences	1,000,000
Foreign exchange derivatives member [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Hedges of risk due to changes in fair value recorded in currency translation differences	23,000,000
Exchange rate risk hedges movement in settlements and accruals impact on the financial result	(6,000,000)
Exchange rate risk hedges movementIn settlements and accrualsImpact on cash	(1,000,000)
Foreign exchange derivatives member [Member] | Designed to hedge the investment that the groups CAD investment [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	485,000,000							$ 732
Foreign exchange derivatives member [Member] | Designed to protect against the volatility of future cash flows in foreign currencies [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	2,287,000,000
Foreign exchange derivatives member [Member] | Designed to protect against the volatility of future cash flows in foreign currencies [Member] | United States of America, Dollars
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount | $					$ 976
Foreign exchange derivatives member [Member] | Designed to protect against the volatility of future cash flows in foreign currencies [Member] | United Kingdom, Pounds
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount | £							£ 1,068
Foreign exchange derivatives member [Member] | At fair value [member]
Detail of information about derivative financial instrument at fair value [Line Items]
Hedges of risk due to changes in fair value recorded in currency translation differences	(45,000,000)
Expense related to options that are not classified as hedge accounting	(4,000,000)
Foreign exchange derivatives member [Member] | At fair value [member] | Designed to hedge the investment that the groups CAD investment [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	(5,000,000)
Equity swaps [Member] | Equity swaps corporate [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	54,000,000
Derivative financial liabilities	29,000,000
Ferrovial share price	41								33
Variation of net financial derivatives with effect on final profit and loss	(2,000,000)
Variation of net financial derivatives with effect on cash	€ (6,000,000)
Number of shares equivalent to their national value	2,042,000
Variation of net financial derivatives fair value effect on profit and loss	€ 17,000,000
Derivative financial assets [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	3,170,000,000
Derivative financial assets [Member] | Equity swaps corporate [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	54,000,000
Derivative financial assets [Member] | Corporate cross currency swaps [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	250,000,000
Derivative financial assets [Member] | At fair value [member]
Detail of information about derivative financial instrument at fair value [Line Items]
Derivative financial assets [Member]	241,000,000
Derivative financial assets [Member] | At fair value [member] | Equity swaps corporate [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Derivative financial assets [Member]	29,000,000
Derivative financial assets [Member] | At fair value [member] | Corporate cross currency swaps [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Derivative financial assets [Member]	1,000,000
Derivative financial liabilities [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	3,268,000,000
Derivative financial liabilities [Member] | At fair value [member]
Detail of information about derivative financial instrument at fair value [Line Items]
Derivative financial liabilities	(132,000,000)
Infrastructure project [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	8,554,000,000								8,070,000,000
Infrastructure project [Member] | Interest rate derivatives [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Interest rate hedges on project debt	(58,000,000)								(39,000,000)
Exinfrastructure project [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	2,865,000,000								3,437,000,000
Exinfrastructure project [Member] | Corporate debt [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	2,839,000,000								3,391,000,000
Exinfrastructure project [Member] | Interest rate derivatives [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Amount of Ferrovials pre-hedge to cover the refinancing of the bond	165,000,000
Exinfrastructure project [Member] | Cross currency swaps [Member] | At fair value [member] | Corporate bonds and debentures [Member] | Corporate debt [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	€ 1,490,000
Derivative financial liabilities									€ (13,000,000)